Income Taxes - Schedule of Unused Tax Losses (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 1,729,843	¥ 1,533,050
Deductible temporary differences	240,860	241,203
Unused tax credits	10,042	9,660
Less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	950	1,370
1st year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	131	23
2nd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	23,670	18
3rd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,280	19,136
4th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	425,654	482
5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	35,089	387,574
After 5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,184,092	1,066,134
Unused tax credits	9,092	8,290
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	59,927	59,683
Unused tax credits	¥ 0	¥ 0